Other Payables and Accruals	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals	OTHER PAYABLES AND ACCRUALS

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Accrued payroll	21,892	19,207
Accrued expense	127,390	81,364
Other payables	10,960	16,867
Payable for Collaboration Assets	22,852	5,605
Other tax payables	1,015	515
	184,109	123,558
Other payables are non-interest-bearing and repayable on demand.
As at December 31, 2022 and 2021, amounts due to the Company’s related parties, included in the Company’s other payables, were $2.5 million and $3.3 million, respectively (note 32).